UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22924

Susa Registered Fund, L.L.C.

(Exact name of registrant as specified in charter)

c/o Susa Fund Manangement LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom

(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
615 South DuPont Highway
Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code:     +44 207 399 0960

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited)

Notional Amount		Effective Date - Termination Date	September 30, 2015 Fair Value
	Derivative Contracts - (10.18%)
	Contracts For Difference - Long - (10.47%)
	Denmark - (0.58%)
	Commercial Services - (0.11%)
$2,512,173	ISS A/S *	09/22/2015 - 10/02/2025	$(54,054)
	Retail - Discretionary - (0.47%)
5,449,094	Pandora A/S	08/13/2015 - 09/03/2025	(223,004)
	Total Denmark		$(277,058)
	Germany - 0.32%
	Media - 0.40%
2,755,753	Stroeer SE	08/18/2015 - 09/03/2025	189,995
	Telecommunications - (0.08%)
2,964,576	United Internet AG	08/12/2015 - 09/03/2025	(35,791)
	Total Germany		$154,204
	Italy - (0.07%)
	Engineering & Construction Services - 0.07%
1,474,989	Ei Towers SpA	04/10/2015 - 09/03/2025	35,412
	Retail - Discretionary - (0.14%)
1,048,050	World Duty Free SpA *	03/26/2015 - 08/06/2025	(68,699)
	Total Italy		$(33,287)
	Jersey - (0.04%)
	Technology Services - (0.04%)
1,011,664	Experian PLC *	09/11/2015 - 09/18/2025	(19,040)
	Total Jersey		$(19,040)
	Netherlands - (2.45%)
	Aerospace & Defense - (0.50%)
1,522,889	Airbus Group SE *	08/17/2015 - 09/03/2025	(239,954)
	Engineering & Construction Services - (1.61%)
3,434,345	Arcadis NV	05/04/2015 - 09/03/2025	(766,721)
	Hardware - (0.34%)
1,940,668	TomTom NV *	08/10/2015 - 09/11/2025	(159,359)
	Total Netherlands		$(1,166,034)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	September 30, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	Portugal - (0.21%)
	Media - (0.16%)
$2,755,923	NOS, SGPS, SA	08/12/2015 - 09/03/2025	$(78,090)
	Retail - Consumer Staples - (0.05%)
2,076,036	Jeronimo Martins SGPS SA	03/20/2015 - 09/03/2025	(23,934)
	Total Portugal		$(102,024)
	Spain - 0.03%
	Containers & Packaging - 0.03%
986,309	Viscofan SA *	09/14/2015 - 09/19/2025	14,798
	Total Spain		$14,798
	Sweden - (2.02%)
	Biotechnology & Pharmaceuticals - (1.93%)
4,911,561	Meda AB	04/13/2015 - 09/03/2025	(920,706)
	Transportation Equipment - (0.09%)
294,527	Volvo AB	09/11/2015 - 09/11/2025	(40,389)
	Total Sweden		$(961,095)
	Switzerland - (2.50%)
	Asset Management - (0.88%)
2,869,221	Julius Baer Group Ltd *	06/08/2015 - 09/03/2025	(420,676)
	Communications - (1.62%)
2,717,841	Sunrise Communications Group AG *	06/25/2015 - 09/03/2025	(770,162)
	Total Switzerland		$(1,190,838)
	United Kingdom - (2.95%)
	Home & Office Products - (0.16%)
2,982,175	Taylor Wimpey PLC	08/10/2015 - 09/03/2025	(74,068)
	Telecommunications - (1.24%)
2,440,345	Cable & Wireless Communications PLC	04/30/2015 - 09/15/2025	(391,281)
1,974,755	BT Group PLC	08/12/2015 - 09/04/2025	(197,565)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	September 30, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	Utilities - (1.55%)
$2,849,706	Abengoa Yield plc	08/12/2015 - 09/16/2025	$(739,448)
	Total United Kingdom		$(1,402,362)
	Total Contracts For Difference - Long		$(4,982,736)
	Contracts For Difference - Short - 0.29%
	Australia - (0.06%)
	Retail - Consumer Staples - (0.06%)
(627,009)	Woolworths Ltd	06/11/2015 - 09/26/2025	(30,367)
	Total Australia		$(30,367)
	Belgium - (0.02%)
	Chemicals - 0.05%
(501,616)	Solvay SA	09/22/2015 - 09/24/2025	23,460
	Retail - Consumer Staples - (0.07%)
(720,794)	Colruyt SA *	03/16/2015 - 09/03/2025	(31,808)
	Total Belgium		$(8,348)
	Denmark - 0.00%
	Medical Equipment & Devices - 0.00%
(486,422)	Coloplast A/S *	10/02/2015 - 10/02/2025	(1,113)
	Total Denmark		$(1,113)
	Finland - (0.01%)
	Electrical Equipment - 0.00%
(498,690)	Kone OYJ	10/02/2015 - 10/02/2025	(1,866)
	Machinery - (0.01%)
(428,147)	Metso OYJ *	10/02/2015 - 10/02/2025	(3,683)
	Total Finland		$(5,549)
	Germany - (0.39%)
	Consumer Products - (0.17%)
(424,396)	Suedzucker AG	08/10/2015 - 09/03/2025	(79,458)
	Media - (0.22%)
(333,623)	Rocket Internet SE *	09/22/2015 - 09/26/2025	(102,361)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	September 30, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	Retail - Discretionary - 0.00%
$(492,265)	Hugo Boss AG *	10/02/2015 - 10/02/2025	$(1,298)
	Total Germany		$(183,117)
	Netherlands - 0.02%
	Chemicals - 0.04%
(500,985)	Koninklijke DSM NV *	09/22/2015 - 09/24/2025	17,525
	Oil, Gas & Coal - (0.02%)
(701,253)	Royal Dutch Shell PLC	09/28/2015 - 09/03/2025	(7,459)
	Total Netherlands		$10,066
	Norway - (0.04%)
	Banking - (0.04%)
(472,649)	DNB ASA *	09/28/2015 - 09/26/2025	(20,272)
	Total Norway		$(20,272)
	Spain - 0.11%
	Retail - Consumer Staples - 0.11%
(527,730)	Distribuidora Internacional de Alimentacion SA *	07/31/2015 - 09/04/2025	52,488
	Total Spain		$52,488
	Switzerland - 0.51%
	Apparel & Textile Products - 0.02%
(513,312)	Swatch Group AG	07/02/2015 - 09/03/2025	11,058
	Construction Materials - 0.06%
(289,635)	LafargeHolcim Ltd	09/21/2015 - 09/22/2025	29,574
	Medical Equipment & Devices - 0.08%
(821,977)	Sonova Holding AG	05/19/2015 - 09/03/2025	36,055
	Retail - Discretionary - 0.17%
(655,043)	Dufry AG *	07/02/2015 - 09/03/2025	81,221
	Telecommunications - 0.18%
(1,005,691)	Swisscom AG	06/29/2015 - 09/03/2025	84,252
	Total Switzerland		$242,160

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	September 30, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	United Kingdom - 0.17%
	Aerospace & Defense - 0.07%
$(1,068,372)	Rolls-Royce Holdings PLC *	09/21/2015 - 09/26/2025	$34,736
	Commercial Services - (0.10%)
(996,950)	Mitie Group PLC	01/30/2015 - 09/03/2025	(47,080)
	Design, Manufacturing & Distribution - 0.15%
(569,392)	Electrocomponents PLC	01/23/2015 - 09/22/2025	72,770
	Gaming, Lodging & Restaurants - 0.04%
(143,603)	Ladbrokes PLC	08/03/2015 - 09/03/2025	18,158
	Oil, Gas & Coal - 0.13%
(1,091,755)	Amec Foster Wheeler PLC *	09/21/2015 - 09/26/2025	61,700
	Retail - Consumer Staples - (0.15%)
(435,980)	J Sainsbury PLC	09/28/2015 - 09/19/2025	(72,091)
	Transportation & Logistics - 0.03%
(933,636)	Carillion PLC	01/30/2015 - 09/03/2025	(35,005)
(785,664)	Royal Mail PLC *	07/30/2015 - 09/03/2025	47,299
	Total United Kingdom		$80,487
	Total Contracts For Difference - Short		$136,435
	Total Derivative Contracts		$(4,846,301)

*	Non-income producing securities.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Derivative Contracts - By Industry	September 30, 2015 Percentage of Members' Capital (%)
Aerospace & Defense	(0.43)
Apparel & Textile Products	0.02
Asset Management	(0.88)
Banking	(0.04)
Biotechnology & Pharmaceuticals	(1.93)
Chemicals	0.09
Commercial Services	(0.21)
Communications	(1.62)
Construction Materials	0.06
Consumer Products	(0.17)
Containers & Packaging	0.03
Design, Manufacturing & Distribution	0.15
Electrical Equipment	(0.00)
Engineering & Construction Services	(1.54)
Gaming, Lodging & Restaurants	0.04
Hardware	(0.33)
Home & Office Products	(0.16)
Machinery	(0.01)
Media	0.02
Medical Equipment & Devices	0.07
Oil, Gas & Coal	0.11
Retail - Consumer Staples	(0.22)
Retail - Discretionary	(0.45)
Technology Services	(0.04)
Telecommunications	(1.14)
Transportation & Logistics	0.03
Transportation Equipment	(0.08)
Utilities	(1.55)
Total Contracts For Difference	(10.18)%

Susa Registered Fund, L.L.C.

The Company recognizes transfers into and out of levels at the end of the reporting period. There were no such transfers for the period from January 1, 2015 to September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Company’s investments at fair value.

	Level 1 Quoted Prices	Level 2 Other Significant Inputs	Level 3 Other Significant Inputs	Total
Contracts For Difference	$(4,846,301)	$—	$—	$(4,846,301)
Total	$(4,846,301)	$—	$—	$(4,846,301)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Susa Registered Fund, L.L.C.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	November 18, 2015

By (Signature and Title)*		/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	November 18, 2015

*	Print the name and title of each signing officer under his or her signature.